Significant Accounting and Reporting Policies (Policies)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Basis of presenting financial statements
(a) Basis of presenting financial statements
The Company and its subsidiaries in Japan maintain their books in conformity with Japanese accounting practices, which differ in certain respects from U.S. GAAP.
The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP and, therefore, reflect certain adjustments to the books and records of the Company and its subsidiaries. The principal adjustments relate to initial direct costs to originate leases and loans, accounting for allowance for credit losses, use of a straight-line basis of depreciation for operating lease assets, deferral of life insurance policy acquisition costs, calculation of insurance policy liabilities, accounting for goodwill and other intangible assets in business combinations, accounting for pension plans, accounting for sales of the parent’s ownership interest in subsidiaries, classification in the statements of cash flows, accounting for transfer of financial assets, accounting for investment in securities, accounting for fair value option, accounting for lessee’s lease and reflection of the income tax effect on such adjustments.

Principles of consolidation
(b) Principles of consolidation
The consolidated financial statements include the accounts of the Company and all of its subsidiaries. VIEs, for which the Company and its subsidiaries are the primary beneficiaries, are also included in the consolidated financial statements.
In a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained. On the other hand, additional acquisition of the parent’s ownership interest in subsidiaries and partial sale of such interest where the parent continues to retain control of the subsidiary are accounted for as equity transactions.
Investments in affiliates, of which the Company has 20% – 50% ownership or has the ability to exercise significant influence, are accounted for by using the equity method except for those for which the fair value option has been elected. When the Company holds majority voting interests of an entity but noncontrolling shareholders hold substantive participating rights to make decisions on activities that occur over the ordinary course of the business, an affiliate is recognized. Investments in affiliates are recorded at cost plus/minus the Company and its subsidiaries’ portion of equity in undistributed earnings. If the value of an investment has declined and is judged to be other-than-temporary, the investment is written down to its fair value.
When an affiliate issues stocks, which price per share is more or less than the Company and its subsidiaries’ average carrying amount per share, to unrelated third parties, the Company and its subsidiaries adjust the carrying amount of its investment in the affiliate and recognize the gain or loss in the consolidated statements of income in the year in which the change in ownership interest occurs.
A certain overseas subsidiary consolidates subsidiaries determined as investment companies under ASC 946 (“Financial Services—Investment Companies”). Investments held by the investment company subsidiaries are carried at fair value with changes in fair value recognized in earnings.

A lag period of up to three months is used on a consistent basis for recognizing the results of certain subsidiaries and affiliates.
All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates
(c) Use of estimates
The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company has identified ten areas where it believes estimates are particularly critical to the financial statements. The Company makes estimates and assumptions to the selection of valuation techniques and determination of assumptions used in fair value measurements, the determination and periodic reassessment of the unguaranteed residual value for finance leases and operating leases, the determination and reassessment of insurance policy liabilities and deferred policy acquisition costs, the determination of the allowance for credit losses (including the allowance for off-balance
sheet credit exposures), the recognition and measurement of impairment of long-lived assets, the recognition and measurement of impairment of investment in securities, the determination of the valuation allowance for deferred tax assets and the evaluation of tax positions, the assessment and measurement of effectiveness in hedging relationship using derivative financial instruments, the determination of benefit obligation and net periodic pension cost and the recognition and measurement of impairment of goodwill and other intangible assets.
In addition, we carefully considered the future outlook regarding the spread of the
COVID-19
etc. As of March 31, 2023, there was no significant impact on our accounting estimates. However, projections of unexpected events such as future outbreaks of infectious diseases, as well as sudden global economic changes due to such events are uncertain and may change rapidly. Therefore, our accounting assumptions and estimates may change over time.

Foreign currencies translation
(d) Foreign currencies translation
The Company and its subsidiaries maintain their accounting records in their functional currency. Transactions in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates on the transaction date. Monetary assets and liabilities in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates at the end of each fiscal year.
The financial statements of overseas subsidiaries and affiliates are translated into Japanese yen by applying the exchange rates in effect at the end of each fiscal year to all assets and liabilities. Income and expenses are translated at the average rates of exchange prevailing during the fiscal year. The currencies in which the operations of the overseas subsidiaries and affiliates are conducted are regarded as the functional currencies of these companies. Foreign currency translation adjustments reflected in other comprehensive income (loss), net of applicable income taxes, arise from the translation of foreign currency financial statements into Japanese yen.

Revenue recognition
(e) Revenue recognition
The Company and its subsidiaries recognize revenues from only contracts with customers, such as sales of goods and real estate, and services income, revenues are recognized to depict the transfer of promised goods or services to customers in the amounts that reflect the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenues are recognized net of discount, incentives and estimated sales returns. In case that the Company and its subsidiaries receive payment from customers before satisfying performance obligations, the amounts are recognized as contract liabilities. In transactions that involve third parties, if the Company and its subsidiaries control the goods or services before they are transferred to the customers, revenue is recognized on gross amount as the principal.
Excluding the aforementioned policy, the policies as specifically described hereinafter are applied for each of revenue items.
Finance Revenues
—Finance revenues mainly include revenues from finance leases, installment loans, and financial guarantees.
(1) Revenues from finance leases
Lessor leases consist of leases for various equipment types, including office equipment, industrial machinery, transportation equipment and real estates. Net investment in leases includes sales-type leases and direct financing leases which are full-payout leases. Leases not qualifying as sales-type leases or direct financing leases are accounted for as operating leases. Interest income on net investment in leases is recognized over the life of each respective lease using the interest method. When lease payment is variable, it is accounted for as income in profit or loss in the period when the changes in facts and circumstances on which the variable payment is based occur. When providing leasing services, the Company and its subsidiaries simultaneously conduct supplementary businesses, such as handling taxes and paying insurance on leased assets on behalf of lessees. The repayment of lessor costs received from lessees are recognized in revenues from finance leases and those costs are recognized in other (income) and expense. The estimated unguaranteed residual value represents estimated proceeds from the disposition of equipment at the time the lease is terminated. Estimates of residual values are determined based on market values of used equipment, estimates of when and the extent to which equipment will become obsolete and actual recovery being experienced for similar used equipment. Initial direct costs of sales-type leases and direct financing leases are being deferred and amortized as a yield adjustment over the life of the related lease by using interest method. The unamortized balance of initial direct costs of sales-type leases and direct financing leases is reflected as a component of net investment in leases.
(2) Revenues from installment loans
Interest income on installment loans is recognized on an accrual basis. Certain direct loan origination costs, net of origination fees, are being deferred and amortized over the contractual term of the loan as an adjustment of the related loan’s yield using the interest method. Interest payments received on loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans.
(3) Revenues from financial guarantees
At the inception of a guarantee, fair value for the guarantee is recognized as a liability in the consolidated balance sheets. The Company and its subsidiaries recognize revenue mainly over the term of guarantee by a systematic and rational amortization method as the Company and the subsidiaries are released from the risk of the obligation.

(4)
Non-accrual
policy
In common with all classes, for net investment in leases and installment loans, past-due
financing receivables are receivables for which principal or interest is past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financing receivables if the principal and interest is not
past-due
30 days or more in accordance with the modified terms. The Company and its subsidiaries suspend accruing revenues on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. However, delinquencies during the relevant period of past-due
financing receivables are out of the scope of the suspension of revenue recognition unless their collections are doubtful when the government issues a request for grace of repayment within a maximum of 6 months due to reasons that cannot be attributed to the obligor, such as a disaster, or when similar requests are made by public bodies. Accrued but uncollected interest is reclassified to net investment in leases or installment loans in the accompanying consolidated balance sheets and becomes subject to the allowance for credit losses process. Cash repayments received on non-accrual
loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return non-accrual
loans and net investment in leases to accrual status when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtors’ creditworthiness, such as the debtors’ business characteristics and financial conditions as well as relevant economic conditions and trends.
Operating leases
—
Revenues from operating leases are recognized on a straight-line basis over the contract terms. When lease payment is variable, it is accounted for as income in profit or loss in the period when the changes in facts and circumstances on which the variable payment is based occur. In principle, any conditions changed from original lease agreement should be accounted for as a lease modification. However, if lessees applied for
COVID-19
related rent concessions and changes of lease payments do not result in a substantial increase to the rights of the lessor or the obligations of the lessee, the concessions are eligible to be applied for the practical expedient. The Company and its subsidiaries applied the practical expedient when accounting for eligible rent concessions mentioned above. Taking lessees’ future business performance into consideration, the Company and its subsidiaries applied the practical expedient by the following 3 approaches: recognize revenue under the original lease contract, recognize revenue under the conditions changed by rent concessions or only recognize revenue when receiving the lease payments.
In providing leasing services, the Company and its subsidiaries simultaneously conduct supplementary businesses, such as handling taxes and paying insurance on leased assets on behalf of lessees. The compensations for those lessor costs received from lessees are recognized in operating lease revenues and those costs are recognized in costs of operating leases. Investment in operating leases is recorded at cost less accumulated depreciation. In addition, operating lease assets are depreciated over their estimated useful lives mainly on a straight-line basis. The estimated average useful lives of principal operating lease assets classified as transportation equipment is 5 years, measuring and information-related equipment is
4 years, real estate (other than land) is 31 years and other is 8 years. Depreciation expenses are included in costs of operating leases. Gains or losses arising from dispositions of operating lease assets are included in operating lease revenues.
Estimates of residual values are based on market values of used equipment, estimates of when and the extent to which equipment will become obsolete and actual recovery being experienced for similar used equipment. Initial direct costs of operating leases are being deferred and amortized as a straight-line basis over the life of the related lease. The unamortized balance of initial direct costs is reflected as investment in operating leases.

Insurance and reinsurance transactions
(f) Insurance and reinsurance transactions
Premium income from life insurance policies, net of premiums on reinsurance ceded, is recognized as earned premiums when due.
Life insurance benefits are recorded as expenses when they are incurred. Policy liabilities and policy account balances for future policy benefits are measured using the net level premium method, based on actuarial estimates of the amount of future policyholder benefits. The policies are characterized as long-duration policies and mainly consist of whole life, term life, endowments, medical insurance and individual annuity insurance contracts. For policies other than individual annuity insurance contracts, computation of policy liabilities necessarily includes assumptions about mortality, morbidity, lapse rates, future yields on related investments and other factors applicable at the time the policies are written. A certain subsidiary continually evaluates the potential for changes in the estimates and assumptions applied in determining policy liabilities, both positive and negative and uses the results of these evaluations both to adjust recorded liabilities and to adjust underwriting criteria and product offerings.
The insurance contracts sold by the subsidiary include variable annuity, variable life and fixed annuity insurance contracts. The subsidiary manages investment assets on behalf of variable annuity and variable life policyholders, which consist of equity securities and are included in investment in securities in the consolidated balance sheets. These investment assets are measured at fair value with realized and unrealized gains or losses recognized in life insurance premiums and related investment income in the consolidated statements of income. The subsidiary elected the fair value option for the entire variable annuity and variable life insurance contracts with changes in the fair value recognized in life insurance costs.
The subsidiary provides minimum guarantees to variable annuity and variable life policyholders under which it is exposed to the risk of compensating losses incurred by the policyholders to the extent contractually required. To mitigate the risk, a portion of the minimum guarantee risk related to variable annuity and variable life insurance contracts is ceded to reinsurance companies and the remaining risk is economically hedged by entering into derivative contracts. The reinsurance contracts do not relieve the subsidiary from the obligation as the primary obligor to compensate certain losses incurred by the policyholders, and the default of the reinsurance companies may impose additional losses on the subsidiary. Certain subsidiaries have elected the fair value option for certain reinsurance contracts relating to variable annuity and variable life insurance contracts, which are included in other assets in the consolidated balance sheets.
Policy liabilities and policy account balances for fixed annuity insurance contracts are measured based on the single-premiums plus interest based on expected rate and fair value adjustments relating to the acquisition of the subsidiary, less withdrawals, expenses and other charges. The credited interest is recorded in life insurance costs in the consolidated statements of income.
Certain costs related directly to the successful acquisition of new or renewal insurance contracts, or deferred policy acquisition costs are deferred and amortized over the respective policy periods in proportion to anticipated premium revenue. These deferred policy acquisition costs consist primarily of agent commissions, except for recurring policy maintenance costs and certain variable costs and expenses for underwriting policies.

Allowance for credit losses
(g) Allowance for credit losses
The allowance for credit losses estimates all credit losses expected to occur in future over the remaining life of net investment in leases, financial assets measured at amortized cost, such as installment loans, held-to-maturity
debt securities and other receivables, and is recognized adequately based on the management judgement. Expected prepayments are reflected in the remaining life. The allowance for credit losses is increased by provision charged to income and is decreased by charge-offs, net of recoveries mainly.
Developing the allowance for credit losses is subject to numerous estimates and judgments. In evaluating the appropriateness of the allowance, management considers various factors, including the business characteristics and financial conditions of the obligors, prior charge-off
experience, current delinquencies and delinquency trends, value of underlying collateral and guarantees, current economic and business conditions and expected outlook in the future.
The Company and its subsidiaries estimate the allowance for credit losses by using various methods according to these estimates and judgments. When certain financial assets have similar risk characteristics to other financial assets, these financial assets are collectively evaluated as a pool. On the contrary, when financial assets do not have similar risk characteristics to other financial assets, the financial assets are evaluated individually. The Company and its subsidiaries select the most appropriate calculation method based on available information, such as the nature and related risk characteristics on financial assets, the prior charge-off
experience and future forecast scenario with correlated economic indicators.
The Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal considering debtors’ creditworthiness and the liquidation status of collateral, etc.
In addition, if the entity has a present contractual obligation to extend the credit and the obligation is not unconditionally cancelable by the entity, credit losses related the loan commitments of card loans and installment loans and financial guarantees are in the scope of the allowance for credit losses. For the loan commitments of card loans and installment loans, credit losses are recognized on the loan commitments for the portion expected to be drawn. For financial guarantees, the allowance is recognized for the contingent obligation which generates credit risk exposures. These allowance for off-balance
sheet credit exposures is measured using the same measurement methodologies as the allowance for loans and net investment leases, considering quantitative and qualitative factors including historical loss experience, current economic and business conditions and reasonable and supportable forecasts. The allowance for off-balance
sheet credit exposure is accounted for in other liabilities on the consolidated balance sheets.

Impairment of long-lived assets
(h) Impairment of long-lived assets
The Company and its subsidiaries perform a recoverability test for long-lived assets to be held and used in operations, including tangible assets and intangible assets being depreciated or amortized, consisting primarily of office buildings, condominiums, aircraft, ships, mega solar facilities and other properties under facility operations, whenever events or changes in circumstances indicated that the assets might be impaired. The assets are considered not recoverable when the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets. The carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, and others based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

Investment in securities
(i) Investment in securities
Equity securities are generally reported at fair value with unrealized gains and losses included in income. Equity securities without readily determinable fair values are recorded at fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes under the election of the measurement alternative, except for investments which are valued at net asset value per share.
Equity securities elected to apply the measurement alternative are written down to its fair value with losses included in income if a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than its carrying value.
In addition, investments included in equity securities that are accounted for under the equity method are recorded at fair value with unrealized gains and losses included in income if certain subsidiaries elect the fair value option.
Trading debt securities are reported at fair value with unrealized gains and losses included in income.
Available-for-sale
debt securities are reported at fair value, and unrealized gains or losses are recorded in other comprehensive income (loss), net of applicable income taxes, except for investments which are recorded at fair value with unrealized gains and losses included in income by electing the fair value option.
For
available-for-sale
debt securities, if the fair value is less than the amortized cost, the debt securities are impaired. The Company and its subsidiaries identify per each impaired security whether the decline of fair value is due to credit losses component or non-credit
losses component. Impairment related to credit losses is recognized in earnings through an allowance for credit losses. Impairment related to other factors than credit losses is recognized in other comprehensive income (loss), net of applicable income taxes. In estimating an allowance for credit losses, the Company and its subsidiaries consider that credit losses exist when the present value of estimated cash flows is less than the amortized cost basis. When the Company and its subsidiaries intend to sell the debt securities for which an allowance for credit losses is previously established or it is more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis, the allowance for credit losses is fully written off and the amortized cost is reduced to the fair value after recognizing additional impairment in earnings. In addition, the Company and its subsidiaries recognize in earnings the full difference between the amortized cost and the fair value of the debt securities by direct write-down, without any allowance for credit losses, if the debt securities are expected to be sold and the fair value is less than the amortized cost.
Held-to-maturity
debt securities are recorded at amortized cost.
Held-to-maturity
debt securities are in the scope of ASC 326 (“Financial Instruments—Credit Losses”), see Note 1 “Significant Accounting and Reporting Policies (g) Allowance for credit losses.”

Income taxes
(j) Income taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for tax loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. The Company and its subsidiaries release to earnings stranded income tax effects in accumulated other comprehensive income (loss) resulting from changes in tax laws or rates or changes in judgment about realization of a valuation allowance on a specific identification basis when the individual items are completely sold or terminated. A valuation allowance is recognized if, based on the weight of available evidence, it is “more likely than not” that some portion or all of the deferred tax asset will not be realized.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions and recognize the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon tax examination, including resolution of any related appeals or litigation processes, and measure tax positions that meet the recognition threshold at the largest amount of tax benefit that is greater than
50
 percent likely to be realized upon settlement with the taxing authority. The Company and its subsidiaries present an unrecognized tax benefit as either a reduction of a deferred tax asset or a liability, based on the intended method of settlement. The Company and its subsidiaries classify penalties and interest expense related to income taxes as part of provision for income taxes in the consolidated statements of income.
The Company and its certain subsidiaries have applied Japanese Group Relief System for National Corporation tax purposes.

Securitized assets
(k) Securitized assets
The Company and its subsidiaries have securitized and sold to investors various financial assets such as lease receivables and loan receivables. In the securitization process, the assets to be securitized are sold to SPEs, that issue asset-backed beneficial interests and securities to the investors.
SPEs used in securitization transactions are consolidated if the Company and its subsidiaries are the primary beneficiary of the SPEs, and the transfers of the financial assets to those consolidated SPEs are not accounted for as sales. Assets held by consolidated SPEs continue to be accounted for as lease receivables or loan receivables, as they were before the transfer, and asset-backed beneficial interests and securities issued to the investors are accounted for as debt. When the Company and its subsidiaries have transferred financial assets to a transferee that is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale if control over the transferred assets is surrendered.
The Company and certain subsidiaries originate and sell loans into the secondary market, while retaining the obligation to service those loans. In addition, a certain subsidiary undertakes obligations to service loans originated by others. The subsidiary recognizes servicing assets if it expects the benefit of servicing to more than adequately compensate it for performing the servicing or recognizes servicing liabilities if it expects the benefit of servicing to less than adequately compensate it. These servicing assets and liabilities are initially recognized at fair value and subsequently accounted for using the amortization method whereby the assets and liabilities are amortized in proportion to and over the period of estimated net servicing income or net servicing loss. On a quarterly basis, servicing assets and liabilities are evaluated for impairment or increased obligations. The fair value of servicing assets and liabilities is estimated using an internal valuation model, or by obtaining an opinion of value from an independent third-party vendor. Both methods are based on calculating the present value of estimated future net servicing cash flows, taking into consideration discount rates, prepayments and servicing costs. The internal valuation model is validated at least semiannually through third-party valuations.

Derivative financial instruments
(l) Derivative financial instruments
The Company and its subsidiaries recognize all derivatives on the consolidated balance sheets at fair value. The accounting treatment of subsequent changes in the fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives for the purpose of trading or economic hedge that are not qualified for hedge accounting are adjusted to fair value through the consolidated statements of income. If derivatives are qualified for hedge accounting, then depending on its nature, changes in its fair value will be either offset against changes in the fair value of hedged assets or liabilities through the consolidated statements of income, or recorded in other comprehensive income (loss), net of applicable income taxes.

If a derivative is held as a hedge of the variability of fair value related to a recognized asset or liability or an unrecognized firm commitment (“fair value” hedge), changes in the fair value of the derivative are recorded in earnings along with the changes in the fair value of the hedged item.
If a derivative is held as a hedge of the variability of cash flows related to a forecasted transaction or a recognized asset or liability (“cash flow” hedge), changes in the fair value of the derivative are recorded in other comprehensive income (loss), net of applicable income taxes, until earnings are affected by the variability in cash flows of the designated hedged item.
If a derivative is held as a hedge of a net investment in a foreign operation, changes in the fair value of the derivative are recorded in the foreign currency translation adjustments account within other comprehensive income (loss), net of applicable income taxes.
The Company and its subsidiaries select either the amortization approach or the fair value approach, depending on the type of hedging activity, for the initial value of the component excluded from the assessment of effectiveness, and recognize it through the consolidated statements of income. When the amortization approach is adopted, the change in fair value is recognized in earnings using a systematic and rational method over the life of the hedging instrument and then any difference between the change in fair value and the amount recognized in earnings is recognized in other comprehensive income (loss), net of applicable income taxes. When the fair value approach is adopted, the change in the fair value is immediately recognized through the consolidated statements of income.
For all hedging relationships that are designated and qualified for hedge accounting, at the inception of the hedge, the Company and its subsidiaries formally document the details of the hedging relationship and the hedging activity. The Company and its subsidiaries formally assess, both at the hedge’s inception and on an ongoing basis, the effectiveness of the hedge relationship. The Company and its subsidiaries cease hedge accounting prospectively when the derivative no longer qualifies for hedge accounting.

Pension plans
(m) Pension plans
The Company and certain subsidiaries have contributory and
non-contributory
pension plans covering substantially all of their employees. Among the plans, the costs of defined benefit pension plans are accrued based on amounts determined using actuarial methods, with assumptions of discount rate, rate of increase in compensation level, expected long-term rate of return on plan assets and others.
The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheets. Changes in that funded status are recognized in the year in which the changes occur through other comprehensive income (loss), net of applicable income taxes.

Stock-based compensation
(n) Stock-based compensation
In principle, the Company and its subsidiaries measure stock-based compensation expense as consideration for services provided by employees based on the fair value on the grant date. The costs are recognized over the requisite service period.

Cash and cash equivalents	(o) Cash and cash equivalents Cash and cash equivalents include cash on hand, deposits placed with banks and short-term highly liquid investments with original maturities of three months or less.
Property under facility operations
(p) Property under facility operations
Property under facility operations consist primarily of operating facilities (including hotels and training facilities) and environmental assets (including mega solar, wind power plants and coal-biomass
co-fired
power plants), which are stated at cost less accumulated depreciation, and depreciation is calculated mainly on a straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2021, 2022 and 2023 were ¥30,448 million, ¥29,871 million and ¥34,622 million, respectively. Accumulated depreciation was ¥147,459 million and ¥180,130 million as of March 31, 2022 and 2023, respectively. Estimated useful lives range up to 50 years for buildings, up to 60 years for structures and up to 44 years for others.

Inventories
(q) Inventories
Inventories consist primarily of residential condominiums under development, completed residential condominiums (including those waiting to be delivered to buyers under the contract for sale), and merchandise for sale. Residential condominiums under development are carried at cost less any impairment losses, and completed residential condominiums and merchandise for sale are stated at the lower of cost or fair value less cost to sell. The cost of inventories that are unique and not interchangeable is determined on the specific identification method and the cost of other inventories is principally determined on the average method. As of March 31, 2022 and 2023, residential condominiums under development were ¥62,414 million and ¥74,621 million, respectively, and completed residential condominiums and merchandise for sale were ¥77,149 million and ¥94,400 million, respectively.
The Company and its subsidiaries recorded ¥2,510 million, ¥10,492 million and ¥1,205 million of write-downs principally on completed residential condominiums and merchandise for sale for fiscal 2021, 2022 and 2023, respectively, primarily resulting from a decrease in expected sales price. These write-downs were recorded in costs of goods and real estate sold and included in Real Estate segment, PE Investment and Concession segment, Corporate Financial Services and Maintenance Leasing segment,
Environment and Energy segment, and ORIX USA segment.

Office facilities
(r) Office facilities
Office facilities are stated at cost less accumulated depreciation. Depreciation is calculated on a declining-balance
basis or straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2021, 2022 and 2023 were ¥8,269 million, ¥9,083 million and ¥8,373 million, respectively. Accumulated depreciations were ¥73,063 million and ¥74,507 million as of March 31, 2022 and 2023, respectively. Estimated useful lives range up to 62 years for buildings and structures and up to 46 years for machinery and equipment.

Right-of-use assets
(s)
Right-of-use
assets
The Company and its subsidiaries record the ROU assets recognized from the lessee’s lease transaction as investment in operating leases, property under facility operations and office facilities. Lease liabilities are included in other liabilities.
ROU assets are consisted of the amount of the initial measurement of the lease liability and any lease payments made to the lessor at or before the commencement date and stated at cost less accumulated amortization. The initial measurement of the lease liability is at the present value of the lease payments not yet paid, discounted using the lessee’s incremental borrowing rate at lease commencement. ROU assets of finance leases are amortized mainly on a straight-line basis over the lease term. ROU assets of operating leases are amortized over the lease term by the fixed term operating cost minus the interest cost. Amortization of ROU assets of finance leases and operating leases expenses are included in costs of operating leases, services expense and selling, general and administrative expenses.

Other assets
(t) Other assets
Other assets consist primarily of goodwill and other intangible assets in acquisitions, reinsurance recoverables in relation to reinsurance contracts, deferred insurance policy acquisition costs which are amortized over the contract periods, leasehold deposits, advance payments made in relation to construction of real estate under operating leases and property under facility operations, prepaid benefit cost, prepaid expenses for property tax, maintenance fees and insurance premiums in relation to lease contracts, servicing assets, derivative assets, contract assets related to real estate contract works and deferred tax assets.

Business combinations
(u) Business combinations
The Company and its subsidiaries account for all business combinations using the acquisition method. The Company and its subsidiaries recognize intangible assets acquired in a business combination apart from goodwill if the intangible assets meet one of two criteria—either the contractual-legal criterion or the separately identifiable criterion. Goodwill is measured as an excess of the aggregate of consideration transferred and the fair value of noncontrolling interests over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed in the business combination measured at fair value. The Company and its subsidiaries would recognize a bargain purchase gain when the amount of recognized net assets exceeds the sum of consideration transferred and the fair value of noncontrolling interests. In a business combination achieved in stages, the Company and its subsidiaries remeasure their previously held equity interest at their acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.

Goodwill and other intangible assets
(v) Goodwill and other intangible assets
The Company and its subsidiaries perform an impairment test for goodwill and any indefinite-lived intangible assets at least annually. Additionally, if events or changes in circumstances indicate that the asset might be impaired, the Company and its subsidiaries test for impairment whenever such events or changes occur.
The Company and its subsidiaries have the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before we perform a quantitative goodwill impairment test. The Company and its subsidiaries perform the qualitative assessment for some goodwill but bypass the qualitative assessment and proceed directly to the quantitative impairment test for other goodwill. For the goodwill for which the qualitative assessment is performed, if, after assessing the totality of events or circumstances, the Company and/or subsidiaries determine that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the Company and/or subsidiaries do not perform the quantitative goodwill impairment test. However, if the Company and/or subsidiaries conclude otherwise or determine to bypass the qualitative assessment, the Company and/or subsidiaries proceed to perform the quantitative goodwill impairment test. The quantitative goodwill impairment test calculates the fair value of the reporting unit and compares the fair value with the carrying amount of the reporting unit. If the fair value of the reporting unit falls below its carrying amount, an impairment loss is recognized in an amount equal to the difference. The Company and its subsidiaries test the goodwill at the reporting unit which is either the same level as an operating segment level or one level below an operating segment.
The Company and its subsidiaries have the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired before we perform a quantitative impairment test. The Company and its subsidiaries perform the qualitative assessment for some indefinite-lived intangible assets but bypass the qualitative assessment and perform the quantitative impairment test for other indefinite-lived intangible assets. For those indefinite-lived intangible assets for which the qualitative assessment is performed, if, after assessing the totality of events and circumstances, the Company and/or subsidiaries conclude that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the Company and/or subsidiaries do not perform the quantitative impairment test. However, if the Company and/or subsidiaries conclude otherwise or determine to bypass the qualitative assessment, the Company and/or subsidiaries calculate the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test. We compare the fair value with the carrying amount of the indefinite-lived intangible asset. If the carrying amount of the indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.
Intangible assets with finite lives are amortized over their useful lives and tested for impairment. The Company and its subsidiaries perform a recoverability test for the intangible assets whenever events or changes in circumstances indicate that the assets might be impaired. The intangible assets are considered not recoverable when the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets, and the net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount and an impairment loss is recognized in an amount equal to the difference.

Other Liabilities
(w) Other Liabilities
Other liabilities include primarily lease liabilities recognized from the lessee’s lease transaction, accrued expenses related to interest and bonus, accrued benefit liability, advances received from lessees in relation to lease contracts, deposits received from real estate transaction, contract liabilities mainly related to automobile maintenance services and software services, and derivative liabilities and allowance for credit losses on off-balance
sheet credit exposures.

Earnings per share
(x) Earnings per share
Basic earnings per share is computed by dividing net income attributable to ORIX Corporation shareholders by the weighted average number of shares of outstanding common stock in each period. Diluted earnings per share is calculated by reflecting the potential dilution that could occur if securities or other contracts issuing common stock were exercised or converted into common stock.

Redeemable noncontrolling interests
(y) Redeemable noncontrolling interests
Noncontrolling interests in a certain subsidiary are redeemable interests which are subject to call and put rights upon certain equity holder events. As redemption of the noncontrolling interest is not solely in the control of the subsidiary, it is recorded between liabilities and equity on the consolidated balance sheets at its estimated redemption value.

New accounting pronouncements
(z) New accounting pronouncements
In August 2018, Accounting Standards Update
2018-12
(“Targeted Improvements to the Accounting for Long-Duration Contracts”—ASC 944 (“Financial Services—Insurance”)) was issued, and the original effective date was deferred by two years by related amendments which were issued thereafter. These updates change the recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. These updates require an insurance entity to review and, if there is a change, update cash flow assumptions at least annually and to update discount rate used for liability for future policy benefits at each reporting date for nonparticipating traditional long-duration and limited-payment contracts. The effect of updating the discount rate is recognized in other comprehensive income (loss). These updates also require market risk benefits to be measured at fair value, and simplify amortization of deferred acquisition costs. Furthermore, these updates require additional disclosures for long-duration contracts. These updates are effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. Early application is permitted. For the liability for future policy benefits and deferred acquisition costs, these updates are applied to contracts in force as of beginning of the earliest period presented (hereinafter, “the transition date” of these updates) on a modified retrospective basis, and an insurance entity may elect to apply retrospectively. For the market risk benefits, these updates are applied retrospectively at the transition date, and the difference between fair value and carrying value requires an adjustment to retained earnings at the transition date. The cumulative effect of changes in the instrument-specific credit risk between contract inception date and the transition date should be recognized in accumulated other comprehensive income at the transition date. The Company and its subsidiaries will adopt these updates on April 1, 2023, with the transition date of April 1, 2021, on a modified retrospective basis. The adoption of these updates will change the measurement of the liability for future policy benefits, etc. In addition, the effect on the Company and its subsidiaries’ results of operations and financial position will be an increase of approximately
 ¥29,000 million in policy liabilities and policy account balances, a decrease of approximately ¥25,000 million in impact of changes in policy liability discount rate (accumulated other comprehensive income (loss)) in the consolidated balance sheet as of the transition date. These are due to changes in the applicable discount rate resulting from fluctuation in interest rate (mainly a decline in Japanese yen interest rates)
. In addition, the effect of the adoption of these updates on the Company and its subsidiaries’
results of operations and
financial position will be an increase of approximately ¥10,000 million in deferred policy acquisition costs (other asset
s
), a decrease of approximately ¥51,000 million in policy liabilities and policy account balances, an increase of approximately ¥38,000 million in impact of changes in policy liability discount rate (accumulated other comprehensive income (loss)), and an increase of approximately ¥6,000 million in retained earnings in the consolidated balance sheet, and a decrease of approximately ¥5,000 million in life insurance costs in the consolidated statement of income as of March 31, 2022.

These are due mainly to changes in the applicable discount rate resulting from fluctuation in interest rate (mainly an increase in US dollar interest rates), and a change in the amortization period of deferred policy acquisition costs.
Furthermore, the effect of the adoption of these updates on the Company and its subsidiaries’
results of operations and
financial position will be an increase of approximately ¥24,000 million in deferred policy acquisition costs (other asset
s
), a decrease of approximately ¥234,000 million in policy liabilities and policy account balances, an increase of approximately ¥165,000 million in impact of changes in policy liability discount rate (accumulated other comprehensive income (loss)), and an increase of approximately ¥23,000 million in retained earnings in the consolidated balance sheet, and a decrease of approximately ¥25,000 million in life insurance costs in the consolidated statement of income as of March 31, 2023.
These are due mainly to changes in the applicable discount rate resulting from fluctuation in interest rate (mainly an increase in US dollar interest rates), reversals of policy liability and policy account balance with updating net insurance premium rates due to discrepancies between actual benefits paid and forecasts, and change in the amortization period of deferred policy acquisition costs.
The Company and its subsidiaries will expand their disclosures that are required by these updates, regarding long-duration contracts.
In March 2020, Accounting Standards Update
2020-04
(“Facilitation of the Effects of Reference Rate Reform on Financial Reporting”—ASC 848 (“Reference Rate Reform”)) was issued, and related amendments were issued thereafter. These updates provide companies with optional expedients and exceptions to contract, hedging relationships and other transactions that reference London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. These updates are effective as of March 12, 2020 through December 31, 2024. The Company and its subsidiaries adopted certain optional expedients to relevant contract modifications and hedge accounting relationships from the three months ended
December 31, 2021, mainly in order to ease the administrative burden of accounting for contract modifications that replace a reference rate impacted by reference rate reform. The adoption of these updates had no material impact on the Company and its subsidiaries’ results of operations or financial position. Also, we do not expect a material impact in future reporting periods.
In July 2021, Accounting Standards Update
2021-05
(“Lessors—Certain Leases with Variable Lease Payments”) was issued as the amendments to ASC 842 (“Leases”). This update requires that lessors classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if classifying the lease as a sales-type lease or a direct financing lease would result in the recognition of a selling loss at lease commencement. The Company and its subsidiaries adopted this update on April 1, 2022 using the option to apply the amendments prospectively to leases that commence or are modified on or after the date that an entity first applies the amendments. The adoption of this update had no material effect on the Company and its subsidiaries’ results of operations or financial position.
In October 2021, Accounting Standards Update
2021-08
(“Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”—ASC 805 (“Business Combinations”)) was issued. This update requires us to apply ASC 606 (“Revenue from Contracts with Customers”) to recognize and measure contract assets and contract liabilities acquired in a business combination. Although the Company and its subsidiaries planned to adopt this update on April 1, 2023, the Company and its subsidiaries adopted this update early from the three months ended December 31, 2022, after considering the adoption of this update to newly acquired companies. The Company and its subsidiaries adopted this update retrospectively to business combinations for which the acquisition date occurred on or after April 1, 2022, and there were no accounting treatment applicable to this update for the three months ended June 30, 2022 and September 30, 2022. The adoption of this update had no material effect on the Company and its subsidiaries’ results of operations or financial position.
In November 2021, Accounting Standards Update
2021-10
(“Disclosures by Business Entities about Government Assistance”—ASC 832 (“Government Assistance”)) was issued. This update requires annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy to other accounting guidance. The annual disclosure shall include; (1) information about the nature of the transactions and the related accounting policy used to account for the transactions, (2) the line items on the consolidated balance sheet and consolidated income statement that are affected by the transactions, and the amounts applicable to each financial statement line item, and (3) significant terms and conditions of the transactions, including commitments and contingencies. The Company and its subsidiaries prospectively adopted this update on April 1, 2022 and included the relevant disclosures from March 31, 2023. The adoption of this update had no material effect on the Company and its subsidiaries’ results of operations or financial position. For further information, see Note 6 “Leases.”
In March 2022, Accounting Standards Update
2022-02
(“Troubled Debt Restructurings and Vintage Disclosures”—ASC 326 (“Financial Instruments—Credit Losses”)) was issued. This update eliminates the recognition and measurement guidance on troubled debt restructuring (hereinafter, “TDR”) and, instead, requires that an entity evaluate whether certain modifications on contractual terms made to borrowers experiencing financial difficulty should be accounted for as a new loan or a continuation of an existing loan. Additionally, enhanced disclosures for certain modifications made to borrowers experiencing financial difficulty are newly required. In addition, this update also requires that an entity disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic
326-20
(“Financial Instruments—Credit Losses—Measured at Amortized Cost”) in the existing vintage disclosure, where an entity discloses the amortized cost basis by credit quality indicator and class of financing receivable by year of origination. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022 and early adoption is permitted. This update should be applied prospectively from the beginning of the fiscal year of adoption, including interim periods, except for the optional transition method related to the recognition and measurement of TDRs for which an entity may elect to apply a modified retrospective transition method, resulting in a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The Company and its subsidiaries will adopt this update on April 1, 2023. The Company and its subsidiaries expect that the adoption of this update will have no material impact on the Company and its subsidiaries’ results of operations or financial position. The Company and its subsidiaries will expand their disclosures that are required by this update.
In June 2022, Accounting Standards Update
2022-03
(“Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”—ASC 820 (“Fair Value Measurement”)) was issued. This update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value of an equity security. This update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This update also requires new disclosures for equity securities subject to contractual sale restrictions. The new disclosure shall include; (1) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (2) the nature and remaining duration of the restrictions, and (3) the circumstances that could cause a lapse in the restrictions. This update is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. This update should be applied prospectively for fair value measurement and disclosures from the adoption of the amendments. The Company and its subsidiaries will adopt this update on April 1, 2024. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations or financial position, as well as changes in disclosures required by this update.
In September 2022, Accounting Standards Update
2022-04
(“Disclosure of Supplier Finance Program Obligations”—ASC 405-50 (“Liabilities—Supplier Finance Programs”)) was issued. This update requires that a buyer in a supplier finance program disclose sufficient information about the program in mainly annual disclosure, to allow a user of financial statements to understand the program’s nature, activities during the period, changes from period to period, and potential magnitude. The disclosure shall include (1) the key terms of the program and (2) the obligations that the buyer has confirmed as valid to the finance provider or intermediary. This update is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company and its subsidiaries will adopt this update on April 1, 2023. Since this update relates to disclosure requirements, the adoption will not have an effect on the Company and its subsidiaries’ results of operations or financial position.
In March 2023, Accounting Standards Update
2023-01
(“Common Control Arrangements”) was issued as the amendments to ASC 842 (“Leases”). This update requires that leasehold improvements associated with common control leases are amortized by the lessee over the useful life of the leasehold improvements to the common control group (regardless of the lease term), as long as the lessee controls the use of the underlying asset (the leased asset) through a lease. And this update provides a practical expedient for private companies to determine whether a related party arrangement between entities under common control is a lease, or to determine the classification of and accounting for that lease when the arrangement is a lease. This update is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The Company and its subsidiaries will adopt this update on April 1, 2024. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations or financial position.
In March 2023, Accounting Standards Update
2023-02
(“Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method”) was issued as the amendments to ASC 323 (“Investments—Equity Method and Joint Ventures”). This update expands the investments eligible to elect to apply the proportional amortization method to tax equity investments in similar tax credit programs other than the low-income
housing tax credit (LIHTC). Disclosures are required on an interim and annual basis for tax equity investments in tax credit programs for which the proportional amortization method (including investments within that elected program that do not meet the conditions to apply the proportional amortization method) is elected. This update is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company and its subsidiaries will adopt this update on April 1, 2024. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations or financial position, as well as changes in disclosures required by this update.